Pension Benefit Plans (Weighted Average Assumptions Used To Determine Benefit Obligations) (Details)	Dec. 31, 2014	Dec. 31, 2013
U.S. Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.00%	4.80%
Non-U.S. Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Discount rate	2.25%	3.60%
Rate of compensation increase	2.95%	3.05%